Business Combinations (Tables)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Business Combinations [Abstract]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The acquisition-date fair value of the consideration transferred for the OrderUp acquisition totaled $78.4 million, which consisted of the following (in thousands):

Cash	$68,749
Contingent consideration	9,605
Total	$78,354
The acquisition-date fair value of the consideration transferred for these acquisitions totaled $6.0 million, which consisted of the following (in thousands):

Cash	$5,744
Liability for purchase consideration	250
Total	$5,994

The acquisition-date fair value of the consideration transferred for the Ticket Monster acquisition totaled $259.4 million, which consisted of the following (in thousands):

Cash	$96,496
Issuance of 13,825,283 shares of Class A common stock	162,862
Total	$259,358
The acquisition-date fair value of the consideration transferred for these acquisitions totaled $32.9 million, which consisted of the following (in thousands):

Cash	$17,364
Issuance of 1,429,897 shares of Class A common stock	11,110
Contingent consideration	4,388
Total	$32,862

The fair value of the Class A common stock issued as acquisition consideration was measured based on the stock price upon closing of the related transaction on November 13, 2014.

Schedule of Business Acquisitions, Purchase Price Allocation
The following table summarizes the allocation of the acquisition price of the other acquisitions for the year ended December 31, 2015 (in thousands):

Net working capital deficit (including acquired cash of $2.3 million)	$(647)
Goodwill	2,898
Intangible assets: (1)
Customer relationships	1,016
Merchant relationships	809
Developed technology	1,339
Brand relationships	296
Other intangible assets	283
Total acquisition price	$5,994

(1)	Acquired intangible assets have estimated useful lives of between 1 and 5 years.
The following table summarizes the assets acquired and liabilities assumed from the LivingSocial acquisition (in thousands):

Cash and cash equivalents	$15,479
Accounts receivable	3,652
Prepaid expenses and other current assets	2,399
Property, equipment and software	1,075
Goodwill	528
Intangible assets: (1)
Customer relationships	16,200
Merchant relationships	2,700
Trade name	1,000
Developed technology	2,500
Other non-current assets	5,495
Total assets acquired	$51,028
Accounts payable	$2,184
Accrued merchant and supplier payables	18,498
Accrued expenses and other current liabilities	25,854
Other non-current liabilities	4,492
Total liabilities assumed	$51,028
Total acquisition price	$—

(1)	The estimated useful lives of the acquired intangible assets are 1 year for developed technology, 4 years for trade name and 3 years for merchant relationships and customer relationships.
The following table summarizes the allocation of the purchase price of these other acquisitions (in thousands):

Net working capital (including acquired cash of $0.2 million)	$(396)
Goodwill	27,150
Intangible assets: (1)
Customer relationships	2,555
Developed technology	3,372
Brand relationships	579
Deferred income taxes	(398)
Total acquisition price	$32,862

(1)	Acquired intangible assets have estimated useful lives of between 1 and 5 years.

The following table summarizes the allocation of the acquisition price of the Ideel acquisition (in thousands):

Cash and cash equivalents	$79
Accounts receivable	988
Prepaid expenses and other current assets	22,081
Property, equipment and software	8,173
Goodwill	4,203
Intangible assets: (1)
Customer relationships	5,490
Brand relationships	7,100
Trade name	4,500
Deferred income taxes	9,517
Total assets acquired	$62,131
Accounts payable	$1,640
Accrued supplier payables	4,092
Accrued expenses and other current liabilities	9,600
Deferred income taxes	348
Other non-current liabilities	3,753
Total liabilities assumed	$19,433
Total acquisition price	$42,698

(1)	The estimated useful lives of the acquired intangible assets are 3 years for customer relationships, 5 years for brand relationships and 5 years for trade name.
The following table summarizes the allocation of the acquisition price of the OrderUp acquisition (in thousands):

Cash and cash equivalents	$2,264
Accounts receivable	1,377
Prepaid expenses and other current assets	404
Property, equipment and software	24
Goodwill	60,080
Intangible assets: (1)
Customer relationships	5,600
Merchant relationships	1,100
Developed technology	11,300
Trade name	900
Other intangible assets	1,850
Other non-current assets	31
Total assets acquired	$84,930
Accounts payable	$901
Accrued merchant and supplier payables	1,021
Accrued expenses and other current liabilities	2,918
Deferred income taxes	1,715
Other non-current liabilities	21
Total liabilities assumed	$6,576
Total acquisition price	$78,354

(1)
The estimated useful lives of the acquired intangible assets are 5 years for trade name, 4 years for other intangible assets and 3 years for customer relationships, merchant relationships and developed technology.

The following table summarizes the allocation of the acquisition price of the Ticket Monster acquisition (in thousands):

Cash and cash equivalents	$24,768
Accounts receivable	17,732
Prepaid expenses and other current assets	829
Property, equipment and software	5,944
Goodwill	218,692
Intangible assets:(1)
Customer relationships	57,022
Merchant relationships	32,176
Developed technology	571
Trade name	19,325
Deferred income taxes	1,264
Other non-current assets	3,033
Total assets acquired	$381,356
Accounts payable	$5,951
Accrued merchant and supplier payables	82,934
Accrued expenses and other current liabilities	26,182
Deferred income taxes	1,264
Other non-current liabilities	5,667
Total liabilities assumed	$121,998
Total acquisition price	$259,358

(1)	The estimated useful lives of the acquired intangible assets are 5 years for customer relationships, 3 years for merchant relationships, 2 years for developed technology and 5 years for trade name.

Business Acquisition, Pro Forma Information
The following pro forma information presents the combined operating results of the Company for the year ended December 31, 2015 and for the period from January 1, 2016 through October 31, 2016, as if the Company had acquired LivingSocial as of January 1, 2015 (in thousands). The underlying pro forma results include the historical financial results of the Company and this acquired business adjusted for depreciation and amortization expense associated with the assets acquired. The pro forma results do not reflect any operating efficiencies or potential cost savings which may result from the consolidation of the operations of the Company and the acquired entity. Accordingly, these pro forma results are not necessarily indicative of what the actual results of operations of the combined company would have been if the acquisition had occurred as of January 1, 2015, nor are they indicative of future results of operations.

	Year Ended December 31, 2016	Year Ended December 31, 2015
Revenue	$3,070,431	$3,100,089
Loss from continuing operations	(182,781)	(94,756)